Loans to Customers at amortized cost (Details) - Schedule of credit quality and the maximum exposure to credit risk - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Consumer loans
Total		$ 30,937,690
POCI [Member]
Consumer loans
Total		5,962
Stage 1 - Individual [Member] | Stage 1 [Member]
Consumer loans
Total		8,918,334
Stage 1 - Group [Member] | Stage 1 [Member]
Consumer loans
Total		16,251,461
Stage 2 - Individual [Member] | Stage 2 [Member]
Consumer loans
Total		3,661,811
Stage 2 - Group [Member] | Stage 2 [Member]
Consumer loans
Total		926,247
Stage 3 - Individual [Member] | Stage 3 [Member]
Consumer loans
Total		204,449
Stage 3 - Group [Member] | Stage 3 [Member]
Consumer loans
Total		969,426
Normal [Member]
Commercial loans
Commercial loans	$ 19,026,412	16,878,530
Mortgage loans
Mortgage loans	10,061,351	9,067,836
Consumer loans
Consumer loans	4,032,132	3,622,389
Normal [Member] | POCI [Member]
Commercial loans
Commercial loans	199	42
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans	64	28
Normal [Member] | Stage 1 - Individual [Member] | Stage 1 [Member]
Commercial loans
Commercial loans	10,968,881	8,918,334
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Normal [Member] | Stage 1 - Group [Member] | Stage 1 [Member]
Commercial loans
Commercial loans	4,579,194	4,291,198
Mortgage loans
Mortgage loans	9,608,872	8,664,761
Consumer loans
Consumer loans	3,739,887	3,295,502
Normal [Member] | Stage 2 - Individual [Member] | Stage 2 [Member]
Commercial loans
Commercial loans	3,262,135	3,467,569
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Normal [Member] | Stage 2 - Group [Member] | Stage 2 [Member]
Commercial loans
Commercial loans	214,276	199,810
Mortgage loans
Mortgage loans	449,804	401,997
Consumer loans
Consumer loans	287,814	324,440
Normal [Member] | Stage 3 - Individual [Member] | Stage 3 [Member]
Commercial loans
Commercial loans	834	964
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Normal [Member] | Stage 3 - Group [Member] | Stage 3 [Member]
Commercial loans
Commercial loans	893	613
Mortgage loans
Mortgage loans	2,675	1,078
Consumer loans
Consumer loans	4,367	2,419
Substandard [Member]
Commercial loans
Commercial loans	197,583	195,869
Substandard [Member] | POCI [Member]
Commercial loans
Commercial loans	3	1,627
Substandard [Member] | Stage 1 - Individual [Member] | Stage 1 [Member]
Commercial loans
Commercial loans
Substandard [Member] | Stage 1 - Group [Member] | Stage 1 [Member]
Commercial loans
Commercial loans
Substandard [Member] | Stage 2 - Individual [Member] | Stage 2 [Member]
Commercial loans
Commercial loans	197,580	194,242
Substandard [Member] | Stage 2 - Group [Member] | Stage 2 [Member]
Commercial loans
Commercial loans
Substandard [Member] | Stage 3 - Individual [Member] | Stage 3 [Member]
Commercial loans
Commercial loans
Substandard [Member] | Stage 3 - Group [Member] | Stage 3 [Member]
Commercial loans
Commercial loans
Non-complying [Member]
Commercial loans
Commercial loans	448,337	527,198
Mortgage loans
Mortgage loans	285,177	319,536
Consumer loans
Consumer loans	214,881	326,332
Total	34,265,873
Non-complying [Member] | POCI [Member]
Commercial loans
Commercial loans	2,118	2,202
Mortgage loans
Mortgage loans	34	414
Consumer loans
Consumer loans	1,219	1,649
Total	3,637
Non-complying [Member] | Stage 1 - Individual [Member] | Stage 1 [Member]
Commercial loans
Commercial loans
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Total	10,968,881
Non-complying [Member] | Stage 1 - Group [Member] | Stage 1 [Member]
Commercial loans
Commercial loans
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Total	17,927,953
Non-complying [Member] | Stage 2 - Individual [Member] | Stage 2 [Member]
Commercial loans
Commercial loans
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Total	3,459,715
Non-complying [Member] | Stage 2 - Group [Member] | Stage 2 [Member]
Commercial loans
Commercial loans
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Total	951,894
Non-complying [Member] | Stage 3 - Individual [Member] | Stage 3 [Member]
Commercial loans
Commercial loans	166,799	203,485
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Total	167,633
Non-complying [Member] | Stage 3 - Group [Member] | Stage 3 [Member]
Commercial loans
Commercial loans	279,420	321,511
Mortgage loans
Mortgage loans	285,143	319,122
Consumer loans
Consumer loans	213,662	324,683
Total	786,160
Subtotal [Member]
Commercial loans
Commercial loans	19,672,332	17,601,597
Mortgage loans
Mortgage loans	10,346,528	9,387,372
Consumer loans
Consumer loans	4,247,013	3,948,721
Subtotal [Member] | POCI [Member]
Commercial loans
Commercial loans	2,320	3,871
Mortgage loans
Mortgage loans	34	414
Consumer loans
Consumer loans	1,283	1,677
Subtotal [Member] | Stage 1 - Individual [Member] | Stage 1 [Member]
Commercial loans
Commercial loans	10,968,881	8,918,334
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Subtotal [Member] | Stage 1 - Group [Member] | Stage 1 [Member]
Commercial loans
Commercial loans	4,579,194	4,291,198
Mortgage loans
Mortgage loans	9,608,872	8,664,761
Consumer loans
Consumer loans	3,739,887	3,295,502
Subtotal [Member] | Stage 2 - Individual [Member] | Stage 2 [Member]
Commercial loans
Commercial loans	3,459,715	3,661,811
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Subtotal [Member] | Stage 2 - Group [Member] | Stage 2 [Member]
Commercial loans
Commercial loans	214,276	199,810
Mortgage loans
Mortgage loans	449,804	401,997
Consumer loans
Consumer loans	287,814	324,440
Subtotal [Member] | Stage 3 - Individual [Member] | Stage 3 [Member]
Commercial loans
Commercial loans	167,633	204,449
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Subtotal [Member] | Stage 3 - Group [Member] | Stage 3 [Member]
Commercial loans
Commercial loans	280,313	322,124
Mortgage loans
Mortgage loans	287,818	320,200
Consumer loans
Consumer loans	$ 218,029	$ 327,102